SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

The following information supplements and supersedes any contrary information contained in the Prospectus:
                              1
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)           Class A    Class B  Class C   Class Y

 Management Fees             0.65%     0.65%     0.65%     0.65%
 Distribution and
  Service (12b-1) Fees       0.25%     1.00%     1.00%     None
 Other Expenses              0.74%     0.87%     0.89%     0.80%
 Total Annual Fund
  Operating Expenses         1.64%     2.52%     2.54%     1.45%

1
 Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise expense ratios are based on other Fund-level expenses for the fiscal year ended December 31, 2000. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:   1 Year    3 Years   5 Years   10 Years

Class A             $732      $1,063    $1,416    $2,408
                                                        1
Class B             $655      $1,083    $1,438    $2,634

Class C             $258      $  792    $1,352    $2,879

Class Y             $148      $  460    $  795    $1,740

If shares are not redeemed
at end of period:   1 Year    3 Years   5 Years   10 Years

Class A             $732      $1,063    $1,416    $2,408
                                                        1
Class B             $255      $  783    $1,338    $2,634

Class C             $258      $  792    $1,352    $2,879

Class Y             $148      $  460    $  795    $1,740

1
 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

To be attached to the cover page of the Prospectus of:

Waddell & Reed Advisors Funds
Equity, Growth & Income and Asset Allocation Funds, dated December 15, 2000.

This supplement is dated April 30, 2001


NUS2300B